Convertible debentures - Components (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Convertible debentures
Principal balance	$ 8,740,000	$ 10,840,000
Less: conversions into ordinary shares	(7,780,000)	(1,200,000)
Less: repayments in cash	$ (960,000)	(1,860,000)
Remaining balance		7,780,000
Less: debentures discount and debts issuance cost		(2,615,989)
Total		5,164,011
Less: non-current		(3,283,992)
Total current		$ 1,880,019